Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies
Commitments And Contingencies

Note 12. Commitments and Contingencies

Various claims and lawsuits arising in the normal course of business are pending against us. The results of these proceedings are not expected to have a material adverse effect on our consolidated financial position or results of operations.